Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Operating lease cost	$4,902	$7,625	$13,949
Short-term lease cost	3,167	4,776	2,631
Variable lease cost	4,479	5,287	5,348
Total lease cost	$12,548	$17,688	$21,928

Schedule of other information related to leases

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	$(5,522)	$(8,948)	$(12,877)
Operating lease assets obtained in exchange for operating lease liabilities	$1,675	$65,459	$19,728

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of December 31, 2022 were as follows:

Year Ended December 31,	(In US$ thousands)
2023	$13,013
2024	13,476
2025	12,903
2026	11,912
2027	3,557
Thereafter	28,853
Total future payments for recognized leasing assets	83,714
Less: leases not yet commenced	—
Less: imputed interest	18,310
Total lease liabilities	$65,404